Condensed Financial Information of the Company - Condensed statements of income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Operating expenses:
General and administrative	$ (92,181)	¥ (629,596)	¥ (381,332)	¥ (303,270)
Foreign exchange gain	(171)	(1,168)	(180)	727
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	678	4,630	(1,939)	(993)
Provision for income tax	15,883	108,479	92,016	71,496
Net income attributable to OneSmart International Education Group Limited's shareholders	36,008	245,936	258,827	189,353
Allocation of undistributed earnings to redeemable convertible preferred shares			(111,771)	(81,770)
Accretion to redemption value of redeemable convertible preferred shares	(140,982)	(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares	(625)	(4,266)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	(105,599)	(721,235)	147,056	107,583
Parent company | Reportable legal entities
Operating expenses:
General and administrative	(77)	(528)
Foreign exchange gain	377	2,574
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	35,708	243,890	258,827	189,353
Income before income tax provision	36,008	245,936	258,827	189,353
Net income attributable to OneSmart International Education Group Limited's shareholders	36,008	245,936	258,827	189,353
Allocation of undistributed earnings to redeemable convertible preferred shares			(111,771)	(81,770)
Accretion to redemption value of redeemable convertible preferred shares	(140,982)	(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares	(625)	(4,266)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	$ (105,599)	¥ (721,235)	¥ 147,056	¥ 107,583